Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions
23.	Related party transactions
For the years ended December 31, 2022, 2023 and 2024, the Group entered into the following material related party transactions:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Purchase of goods	414,809	373,864	294,963
Purchase of services	696,987	838,609	823,372
Provision of services	21,416	17,689	30,952
Sales of product	90,405	73,608	295
Interest income	31,753	24,011	17,460
The goods and services were purchased from or provided to companies either controlled by its shareholders or directors and equity method investees of the Group.
Details of the balances with related parties are as follows:

(a)	Amounts due from related parties, net
As of December 31, 2024, amounts due from related parties amounted to RMB548,145. Of this total, RMB39,618 represented interest-bearing loans to Gansu Shan Shan, an equity method investee, carrying an annual interest rate of 2.85% and RMB11,887 represented interest-free loans to another equity method investee. The remaining amount consisted of RMB403,037 loan to VipFubon at 3.3% annual interest, renewed during the year, and RMB93,603 primarily for prepayments related to purchases of goods and other services.
Amounts due from related parties as of December 31, 2023 amounted to RMB
553,502,
mainly includes RMB
84,209
of interest-bearing loans lent to Gansu Shan Shan, which was an equity method investment, with interest at
 3.45%
per annum, RMB
409,051
of deposits to VipFubon at
4.9%
per annum as shareholder deposits, which are renewed during the year ended December 31, 2023, and the remaining of RMB
60,242
mainly includes prepayments related to purchases of goods.

(b)	Amounts due to related parties
Amounts due to related parties as of December 31, 2024 amounted to RMB104,187, mainly includes payables for purchases of goods and other services.
Amounts due to related parties as of December 31, 2023 amounted to RMB150,373, include payables for purchases of goods and other services of RMB106,673 and an interest-free loan of RMB43,700 from Shanxi Shan Shan Outlets, which was an equity method investment, for operating use.